Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (1,114)
Net unrealized gain	94	$ 1
Reclassification of net loss to net income	(1)	(6)
Ending Balance	(898)	(1,114)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,018)	(735)
Net unrealized gain (loss)	183	(495)
Repurchase of shares under Normal Course Issuer Bids [note 20]	(1)	9
Recognition of cumulative translation adjustment loss in Russia [note 4]	0	203
Ending Balance	(836)	(1,018)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5	24
Net unrealized gain	94	1
Reclassification of net gain to net income	(56)	(20)
Ending Balance	43	5
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(101)	(189)
Net unrealized (loss) gains	(5)	82
Reclassification of net loss to net income	1	6
Ending Balance	(105)	(101)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,114)
Ending Balance	$ (898)	$ (1,114)